Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights Agreement

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of working capital loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants issued upon conversion of the working capital loans) have registration and shareholder rights to require the Company to register a sale of any of its securities held by them pursuant to a registration and shareholder rights agreement entered into on the date of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of an initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Cohen Letter Agreement

On March 12, 2024, the Company formally engaged J.V.B Financial Group, LLC acting through its Cohen & Company Capital Markets division (“Cohen”) to serve as its capital markets advisor in connection with (i) potential business combination transactions, (ii) placement agent services for capital raising transactions in connection therewith and (iii) any extensions sought by the Company of its deadline to complete its initial business combination. Pursuant to the engagement, the Company agreed to pay Cohen (i) an advisory fee upon the closing of the Company’s initial business combination for Cohen’s services in connection with such initial business combination and any extensions and (ii) a transaction fee of 5% or $3,000,000 of the gross proceeds raised in any capital raising transactions and certain non-redemptions from the Trust Account.

The Company and Cohen separately negotiated a letter agreement with respect to the Company’s March 2024 engagement of Cohen. On or about September 20, 2024, Cohen entered into a release and termination agreement with the Company, in which those parties agreed to reduce the advisory fee to which Cohen would be entitled upon closing of the Business Combination from $3,000,000 to $500,000, which was reduced to reflect their limited role in the Business Combination and the consideration for their work in connection with the Company’s extension proposal at its extraordinary general meeting of the Company’s shareholders convened on March 15, 2024.

PurePlay Settlement and Release Agreement

On July 5, 2024, the Company received a demand letter from Pureplay Holdings LLC, (“Pureplay”) to resolve claims (the “Claims”) demanding compensation for Pureplay’s role in facilitating the Business Combination, including Pureplay’s introduction of the Company to AleAnna in March 2024. Beyond the introduction to AleAnna and preliminary discussions, Pureplay did not have any material role in the Business Combination or the negotiation thereof.

On September 5, 2024, Pureplay entered into a settlement and release agreement (the “Settlement and Release Agreement”) with the Company, in which those parties released all claims, including those related to the Claims or the Business Combination (the “Released Claims”), in consideration of a cash payment of $1,300,000 payable to Pureplay, contingent upon closing of the Business Combination. Following the Company entering into the Settlement and Release Agreement, and in order to mitigate future claim and litigation risks by Pureplay following the closing of the Business Combination, on September 8, 2024, Pureplay, the two co-founders of Pureplay and AleAnna similarly entered into a mutual release agreement with respect to the Released Claims.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights Agreement

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of working capital loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants issued upon conversion of the working capital loans) have registration and shareholder rights to require the Company to register a sale of any of its securities held by them pursuant to a registration and shareholder rights agreement entered into on the date of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of an initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option from the date of the Initial Public Offering to purchase up to 3,000,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On January 18, 2022, the Company announced the closing of its sale of an additional 2,500,000 Units pursuant to the partial exercise by the underwriter of its Over-Allotment Option. The Units were sold at an offering price of $10.00 per Unit, generating gross proceeds of $25,000,000.

The underwriter was paid a cash underwriting discount of $0.20 per Unit, or $4,500,000 in the aggregate, upon the closing of the Initial Public Offering and including the Units sold pursuant to the Over-Allotment Option. In addition, $0.35 per Unit, or $7,875,000 in the aggregate would have been payable to the underwriter for deferred underwriting commissions. The deferred fee would have become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completed a Business Combination, subject to the terms of the underwriting agreement. In November 2022, the Company obtained the Waiver Letter from the underwriter that waived all rights to the deferred underwriting commissions payable to the underwriter at the closing of the Company’s initial Business Combination.